Related-Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Deposits from executive officers, directors and their related business interests	$ 10.4	$ 10.5